Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments [Abstract]
COMMITMENTS

NOTE 9 – COMMITMENTS

Leases

Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013 and which lease now expires on December 31, 2015. LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease which commenced in January 2015 and which provides for an annual rental of $35,880. The Company’s rent expense for the nine months ended September 30, 2015 and 2014 was $124,419 and $114,928, respectively.

At September 30, 2015, the future minimum lease payments under non-cancelable operating leases were $26,386 (all due in 2015).

Employment Agreements

The Company presently has no employment agreements with any person.

Pursuant to a prior employment agreement, Omagine was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Omagine plans to enter into a new employment agreement with its President although the terms of such employment agreement have not yet been determined. Omagine had continued to accrue salary payable to its President through December 31, 2014 and on January 1, 2015 the Company recommenced its bi-monthly payroll for employees, including for its President on the basis of an annual salary of $125,000. On May 1, 2015 the Company paid its President $87,781 of accrued officer’s payroll and on May 16, 2015 the Company applied $120,000 of accrued officer’s payroll in exchange for the purchase of 100,000 restricted Common Shares of Omagine, Inc. stock at a purchase price of $1.20 per share. At September 30, 2015 and December 31, 2014, Omagine had unpaid accrued officer’s compensation due to its President of $107,891 and $310,464, respectively.

Pursuant to a prior employment agreement, Omagine was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. Omagine plans to enter into a new employment agreement with its Vice-President although the terms of such employment agreement have not yet been determined. On January 1, 2015 the Company recommenced its bi-monthly payroll for employees, including for its Vice-President on the basis of an annual salary of $100,000. On March 26, 2015 the Company paid its Vice-President $33,000 of accrued officer’s payroll and on September 9, 2015 paid an additional $2,000 of accrued officer’s payroll. At September 30, 2015 and December 31, 2014, Omagine had unpaid accrued officer’s compensation due to its Vice-President of $136,575 and $171,575, respectively.

On January 1, 2015 the Company recommenced its bi-monthly payroll for its Controller on the basis of an annual salary of $80,000. On January 14, 2015 the Company paid its Controller $25,000 of accrued officer’s payroll. At September 30, 2015 and December 31, 2014, Omagine had unpaid accrued officers’ compensation due to its Controller of $130,883 and $155,883, respectively.

Contingent Fee Payment Obligation

Depending on circumstances, LLC may execute an agreement with Michael Baker Corporation (”Baker”) to hire Baker as its Program Manager and/or Project Manager (the potential “PM Contract”). Omagine has employed Baker to provide design and engineering services through the feasibility and engineering study phases of the Omagine Project. As part of its compensation agreement with Baker, Omagine agreed that it would be obligated to pay Baker the sum of $72,000 (the “Contingent Fee”) after LLC signed the DA with the Government of Oman. Omagine paid Baker the Contingent Fee in October 2015 (See: Note 11).

Equity Financing Agreements

Omagine, Inc. and YA were parties to a Stand-By Equity Distribution Agreement (the “2011 SEDA”) which was due to expire on September 1, 2014. On July 21, 2014, the 2011 SEDA was terminated by the mutual consent of Omagine and YA.

On April 22, 2014, Omagine and YA entered into a new Standby Equity Distribution Agreement on generally the same terms and conditions as the 2011 SEDA (the”2014 SEDA“). Unless earlier terminated in accordance with its terms, the 2014 SEDA shall terminate automatically on the earlier of (i) the first day of the month next following the 24-month anniversary of the “Effective Date” (as hereinafter defined), or (ii) the date on which YA shall have made payment to Omagine of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000. On April 22, 2014, in satisfaction of a $150,000 commitment fee due pursuant to the 2014 SEDA, Omagine issued 85,822 restricted Common Shares to YA Global II SPV, LLC, which is an affiliate of YA (See Note 6).

Pursuant to the terms of the 2014 SEDA, Omagine may in its sole discretion, and upon giving written notice to YA (an ”Advance Notice”), periodically sell Common Shares to YA (“Shares”) at a per Share price (“Purchase Price”) equal to 95% of the lowest daily volume weighted average price (the “VWAP”) for a Common Share as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the 2014 SEDA) immediately subsequent to the date of the relevant Advance Notice (the “Pricing Period”).

Omagine is not obligated to sell any Shares to YA but may, over the term of the 2014 SEDA and in its sole discretion, sell to YA that number of Shares valued at the Purchase Price from time to time in effect that equals up to five million dollars ($5,000,000) in the aggregate. YA is obligated under the 2014 SEDA to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the SEC to register the resale by YA of the Shares sold to YA under the 2014 SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective (the date of such declaration by the SEC being the “Effective Date”), (iii) Omagine certifying to YA at the time of each Advance Notice that Omagine has performed all covenants and agreements to be performed and has complied with all obligations and conditions contained in the 2014 SEDA, (iv) periodic sales of Shares to YA must be separated by a time period of at least five Trading Days, and (v) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the ”Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice, where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of Common Shares for such Trading Day by the VWAP for a Common Share on such Trading Day.

Omagine Project

The Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman just west of the capital city of Muscat and nearby Muscat International Airport (the “Omagine Site”). LLC has signed a Development Agreement (“DA”) and a Usufruct Agreement (“UA”) for the Omagine Project with the Government of Oman. (See “The Development Agreement and Usufruct Agreement” below). The Omagine Project is planned to be an integration of cultural, heritage, entertainment and residential components including a high-culture theme park and associated buildings, shopping and retail establishments, restaurants and approximately 2,100 residences.

Development Agreement and Usufruct Agreement

Omagine’s 60% owned subsidiary, LLC, signed a DA with the Government of Oman in October 2014 for the development in Oman by LLC of the Omagine Project. The legal effectiveness of the DA was conditional upon its ratification by Oman’s Ministry of Finance, which Ratification occurred in March 2015. On July 1, 2015 (the “Operative Date”), the Government and LLC entered into the UA with respect to the land constituting the Omagine Site.

The Land Rights give LLC extensive rights over the land constituting the Omagine Site including the right to sell such land on a freehold basis. On July 2, 2015, the UA was registered by the Government and a Land Rights registration fee of 20,250 Omani Rials ($52,650) was paid by LLC to the Government (and expensed in the accompanying consolidated statements of operations for the three and nine months ended September 30, 2015), which registration legally perfected LLC’s ownership of the Land Rights.

The five year period commencing on the Operative Date is a rent free period and thereafter LLC will pay annual rent to the Government based on only the built but unsold commercial area of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current annual per square meter fee of 0.300 Omani Rials ($0.78). The term of the DA is 20 years and the term of the UA is 50 years (renewable) commencing from the Operative Date. The UA and the DA provisions relevant to the UA survive the expiration of the term of the DA.

The Operative Date of July 1, 2015 is the date from which all time periods for the execution by LLC of various tasks enumerated in the DA are to be measured. The continued legal effectiveness of the DA subsequent to the Operative Date is dependent upon the following milestone dates being achieved (any or all of which may be extended or waived by the Government): (1) LLC’s delivery to the Government within twelve months from the Operative Date of a term sheet with lenders for the financing of the First Phase, any other phase or all of the Project, (2) LLC’s submission to the Ministry of Tourism of a social impact assessment within 8 months of the Operative Date and the Government’s approval thereof within 12 months of the Operative Date, (3) the Government’s approval within 12 months of the Operative Date of the development control plan for the Omagine Project and (4) the transformation of LLC into a joint stock company within 12 months of the Operative Date.

Pursuant to the DA, LLC must substantially complete the construction of the seven Pearl buildings and one hotel (the “Minimum Build Obligation” or “MBO”) within 5 years of the Operative Date. Any material breach by LLC of its obligation to perform the MBO would constitute an event of default under the DA. The DA specifies that the principal construction contracts should be executed within one year of the Operative Date. LLC is required to provide written notice to the Government in certain circumstances, such as LLC’s change in an anticipated milestone date that would result in a substantial achievement of work to occur later than 60 days after such milestone date. The DA provides that the Government is required to grant reasonable requests for the extension of the terms of the DA in such circumstances.

The foregoing discussion of the terms of the DA and UA is not meant to be definitive or complete and is qualified in its entirety by reference to the complete texts of the DA and UA as filed by the Company with the SEC.

Shareholder Agreement

Omagine and JOL organized LLC in Oman and capitalized it with an initial investment of twenty thousand (20,000) Omani Rials ($52,000). Subsequently, Omagine, JOL and the New Investors entered into a shareholder agreement relating to LLC (the “Shareholder Agreement”).

Pursuant to the Shareholder Agreement, Omagine invested an additional 70,000 Omani Rials ($182,000) into LLC and agreed to make a further additional investment into LLC of 210,000 Omani Rials ($546,000) after the execution of the DA (the “OMAG Final Equity Investment”). As of September 30, 2015, Omagine had (a) invested 90,000 Omani Rials ($234,000) into LLC, and (b) made an aggregate of 180,000 Omani Rials ($468,000) of cash advances to LLC against the OMAG Final Equity Investment. As of October 2015 Omagine has made the full 210,000 Omani Rial ($546,000) OMAG Final Equity Investment into LLC (See Note 11).

Further pursuant to the Shareholder Agreement, the New Investors invested an aggregate of 60,000 Omani Rials ($156,000) into LLC and agreed, subject to certain conditions precedent, to make further additional investments into LLC in the aggregate amount of 26,628,125 Omani Rials ($69,233,125). Additionally pursuant to the Shareholder Agreement, RCA agreed to invest the Land Rights as a non-cash “payment-in-kind” capital contribution to LLC. The Land Rights represents the value to LLC of the land previously owned by His Majesty Sultan Qaboos bin Said, the ruler of Oman, which His Majesty transferred to MOT on condition it be used for development of the Omagine Project.

NOTE 9 – COMMITMENTS

Leases

Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013 and which lease now expires on December 31, 2015. LLC leased office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease which commenced in January 2014 and which provided for an annual rental of $35,880. The Company’s rent expense for the years ended December 31, 2014 and 2013 was $159,382 and $146,897, respectively.

At December 31, 2014, the future minimum lease payments under non-cancelable operating leases were $102,878 (all due in 2015).

 Employment Agreements

The Company presently has no employment agreements with any person.

Pursuant to a prior employment agreement, Omagine was obligated to employ its President and Chief Executive Officer at an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Omagine plans to enter into a new employment agreement with its President although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2014 and 2013, Omagine has continued to accrue salary payable to its President on the basis of an annual salary of $125,000 and on April 24, 2014, Omagine paid its President $187,691 of such accrued officer’s payroll. At December 31, 2014 and December 31, 2013, Omagine had unpaid accrued officer’s compensation due to its President of $310,464 and $398,154, respectively.

Pursuant to a prior employment agreement, Omagine was obligated to employ its Vice-President and Secretary at an annual base salary of $100,000. Omagine plans to enter into a new employment agreement with its Vice-President although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2014 and 2013, Omagine partially paid and partially accrued officers’ compensation to its Vice President on the basis of an annual salary of $100,000. At December 31, 2014 and December 31, 2013, Omagine had unpaid accrued officer’s compensation due to its Vice-President of $171,575 and $163,575, respectively.

For the years ended December 31, 2014 and December 31, 2013, Omagine partially paid and partially accrued officers’ compensation to its Controller on the basis of an annual salary of $80,000. At December 31, 2014 and December 31, 2013, Omagine had unpaid accrued officers’ compensation due to its Controller of $155,883 and $165,883, respectively.

Contingent Fee Payment Obligation

Depending on circumstances, LLC may execute an agreement with Michael Baker Corporation ("Baker") to hire Baker as its Program Manager and/or Project Manager (the potential “PM Contract”). Omagine has employed Baker to provide design and engineering services through the feasibility and engineering study phases of the Omagine Project. As part of its compensation agreement with Baker, Omagine agreed that when and if LLC signs a DA with the Government of Oman, then, and only then, Omagine would be obligated to pay Baker the sum of $72,000 (the “Contingent Fee”). The payment to Baker of the Contingent Fee is not conditional upon the execution of the PM Contract. Omagine will become obligated to pay Baker the Contingent Fee concurrent with the ratification of the DA by the Ministry of Finance of Oman.

Equity Financing Agreements

Omagine, Inc. and YA were parties to a Stand-By Equity Distribution Agreement (the “2011 SEDA”) which was due to expire on September 1, 2014. On July 21, 2014, the 2011 SEDA was terminated by the mutual consent of Omagine and YA.

On April 22, 2014, Omagine and YA entered into a new Standby Equity Distribution Agreement on generally the same terms and conditions as the 2011 SEDA (the”2014 SEDA“). Unless earlier terminated in accordance with its terms, the 2014 SEDA shall terminate automatically on the earlier of (i) the first day of the month next following the 24-month anniversary of the “Effective Date” (as hereinafter defined), or (ii) the date on which YA shall have made payment to Omagine of Advances pursuant to the 2014 SEDA in the aggregate amount of $5,000,000. On April 22, 2014, in satisfaction of a $150,000 commitment fee due pursuant to the 2014 SEDA, Omagine issued 85,822 restricted Common Shares to YA Global II SPV, LLC, which is an affiliate of YA (See Note 6).

Pursuant to the terms of the 2014 SEDA, Omagine may in its sole discretion, and upon giving written notice to YA (an ”Advance Notice”), periodically sell Common Shares to YA (“Shares”) at a per Share price (“Purchase Price”) equal to 95% of the lowest daily volume weighted average price (the “VWAP”) for a Common Share as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the 2014 SEDA) immediately subsequent to the date of the relevant Advance Notice (the “Pricing Period”).

Omagine is not obligated to sell any Shares to YA but may, over the term of the 2014 SEDA and in its sole discretion, sell to YA that number of Shares valued at the Purchase Price from time to time in effect that equals up to five million dollars ($5,000,000) in the aggregate. YA is obligated under the 2014 SEDA to purchase such Shares from Omagine subject to certain conditions including (i) Omagine. filing a registration statement with the SEC to register the resale by YA of the Shares sold to YA under the 2014 SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective (the date of such declaration by the SEC being the “Effective Date”), (iii) Omagine certifying to YA at the time of each Advance Notice that Omagine has performed all covenants and agreements to be performed and has complied with all obligations and conditions contained in the 2014 SEDA, (iv) periodic sales of Shares to YA must be separated by a time period of at least five Trading Days, and (v) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the "Daily Value Traded" for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice, where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of Common Shares for such Trading Day by the VWAP for a Common Share on such Trading Day.

Omagine Project

The Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman just west of the capital city of Muscat and nearby Muscat International Airport (the “Omagine Site”). The Company signed the Development Agreement for the Omagine Project with the Government of Oman on October 2, 2014 and is awaiting ratification of the Development Agreement by the Ministry of Finance of Oman.

The Omagine Project is planned to be an integration of cultural, heritage, entertainment and residential components including a high-culture theme park and associated buildings, shopping and retail establishments, restaurants and approximately 2,100 residences.

Omagine LLC Development Agreement

On October 2, 2014, LLC, Omagine’s 60% owned subsidiary, signed the Development Agreement (the “DA”) with the Government of Oman (the “Government”) for the development in Oman by LLC of the Omagine Project. The term of the DA is 20 years and the rights and obligations of the parties under the DA are conditional upon ratification of the DA by the Ministry of Finance of the Government (“Ratification”). The date that the Minister of Finance signs the DA ratifying it is defined in the DA as the “Effective Date”. The DA requires the Government to use its reasonable endeavors to do all things as are necessary to achieve Ratification within 90 days after the October 2, 2014 DA signing date (the “Execution Date”). The continued legal effectiveness of the DA subsequent to Ratification is dependent only upon: (1) LLC’s delivery to the Government within twelve months from the Execution Date of a term sheet with lenders for the financing of the first phase, any other phase or all of the Project, (2) LLC’s submission within 8 months of the Execution Date to the Ministry of Tourism of a social impact assessment and the Government’s approval thereof within 12 months of the Execution Date, (3) the Government’s approval of the development control plan within 12 months of the Execution Date, and (4) the transformation of LLC into a joint stock company within 12 months of the Execution Date.

Pursuant to the DA, LLC must substantially complete the construction of the seven Pearl buildings and one hotel (the “Minimum Build Obligation” or “MBO”) within 5 years of the Effective Date (the “MBO Completion Date”). Any material breach by LLC of its obligation to perform the Minimum Build Obligations would constitute an event of default under the DA. For example, should LLC consistently exceed MBO milestone dates, the Government has the right to terminate the DA under the default provisions of the DA. The DA also specifies that the principal construction contracts should be executed within one year of the Effective Date. LLC is required to provide written notice to the Government in certain circumstances, such as LLC’s change in an anticipated milestone date that would result in a substantial achievement of work to occur over 60 days after the milestone date. The DA provides that the Government is required to grant reasonable requests for the extension of the terms of the DA in such circumstances.

The DA also provides that the Government and LLC will enter into a Usufruct Agreement (“UA”) on the Effective Date. The DA and the UA grant LLC certain rights over the land constituting the Omagine Site (including the right to sell the land). The term of the UA is 50 years (renewable) commencing from the Effective Date and in the event of any conflict between the terms of the DA and UA, the terms of the DA control. Pursuant to the DA, a Usufruct Agreement registration fee based on the Annual Usufruct Rent (as such term is defined in the DA) is required to be paid by LLC to the Government. Such fee is currently listed by the Ministry of Housing as being equal to 0.5% of Usufruct Rent, or approximately $600. The DA specifies that the initial 5 year period commencing on the Effective Date shall be a rent free period and that the Annual Usufruct Rent thereafter will be based on the built but unsold commercial area only of the Omagine Project (approximately 150,000 sq. meters) or approximately 45,000 Omani Rials ($117,000) per year based on the current Annual Usufruct Fee of 0.30 Omani Rials ($0.78) per square meter. The UA (and the DA terms relevant to the UA) will survive the expiration of the term of the DA.

The foregoing discussion of the terms of the DA and UA is not meant to be definitive or complete and is qualified in its entirety by reference to the complete texts of the DA and UA as filed by the Company with the SEC.

Omagine LLC Shareholder Agreement

Omagine and JOL organized LLC in Oman and capitalized it with an initial investment of twenty thousand (20,000) Omani Rials ($52,000). Subsequently, Omagine, JOL and the New Investors entered into a shareholder agreement relating to LLC (the “Shareholder Agreement”).

Pursuant to the Shareholder Agreement, Omagine invested an additional 70,000 Omani Rials ($182,000) into LLC and agreed to make a further additional investment into LLC of 210,000 Omani Rials ($546,000) after the execution of the DA (the “OMAG Final Equity Investment”). As of December 31, 2014, Omagine has (a) invested 90,000 Omani Rials ($234,000) into LLC, and (b) made an aggregate of 80,000 Omani Rials ($208,000) of cash advances to LLC against the OMAG Final Equity Investment (See Note 11- Subsequent Events).

Further pursuant to the Shareholder Agreement, the New Investors invested an aggregate of 60,000 Omani Rials ($156,000) into LLC and agreed, subject to certain conditions precedent, to make further additional investments into LLC in the aggregate amount of 26,628,125 Omani Rials ($69,233,125). Additionally pursuant to the Shareholder Agreement, RCA agreed to invest the Omagine Site as a non-cash “payment-in-kind” capital contribution to LLC (the “PIK”). The PIK represents the value of the land previously owned by His Majesty Sultan Qaboos bin Said, the ruler of Oman, which His Majesty transferred to MOT on condition it be used for development of the Omagine Project.